LINE OF CREDIT	12 Months Ended
Dec. 31, 2014
LINE OF CREDIT
LINE OF CREDIT

11. LINE OF CREDIT

         In July 2012, the Company entered into a credit facility ("facility") with General Electric Capital Corporation ("GE") that provided for borrowings under a revolving line of credit of up to $60,000. In 2013, the facility was amended to increase the commitment under the revolving line of credit to $85,000. In June 2014, the facility was further amended to increase the commitment under the line of credit to $120,000. The amended facility provides for issuances of letters of credit up to $3,000 and swing loans up to $5,000. Additionally, the facility permits incremental increases in the amount of borrowings under the line of credit or issuances of term loans in the aggregate amount of $25,000, subject to certain conditions. Advances under the revolving credit loan commitment are limited to a borrowing base that consists of approximately 85% of the book value of eligible accounts receivable less the aggregate amount of letters of credit and swing loans. The facility matures on July 20, 2017. As of December 31, 2014, the Company had no borrowings outstanding after paying all outstanding borrowings in October 2014 with proceeds received from its IPO. The Company had $108,272 available to borrow under its line of credit at December 31, 2014.

         The Company is required to maintain a depository bank account where money is collected and swept directly to the line of credit. Interest on borrowings are charged at a rate equal to either: (a) the base rate, which equates to the rate last quoted by The Wall Street Journal as the "Prime Rate" or as further defined in the agreement in the absence of such, plus an applicable margin (the "Base Rate"); or (b) LIBOR, as defined by the agreement, plus an applicable margin. The applicable margin on the Base Rate borrowings is 0.75% and on LIBOR rate borrowings is 1.75%. The effective interest rate for Base Rate borrowings at December 31, 2013 was 4.00%. The effective rate on LIBOR rate borrowings at December 31, 2013 was 1.92%. At December 31, 2013, the Company had Base Rate borrowings outstanding in the amount $37,622 and LIBOR rate borrowings outstanding in the amount of $25,000. The Company is charged a monthly unused commitment fee ranging from 0.25% to 0.50% on the average unused daily balance. The facility is collateralized by security interest in and lien upon substantially all of the Company's assets, not otherwise encumbered.

         The facility with GE contains certain financial and non-financial covenants. The Company was in compliance with all covenants as of December 31, 2014.